Derivative financial instruments (Details 5) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivative object hedge	$ 170,101	$ 1,262,053
Fair value adjustment to the hedge object asset	730	(2,887)
Fair value adjustment to the hedge object liability
Derivative hedge instrument fair value variation	(617)	2,084
Interest Rate Contract Future Portfolio Hedge Credit Card [Member]
IfrsStatementLineItems [Line Items]
Derivative object hedge	5,368	72,337
Fair value adjustment to the hedge object asset	32	(51)
Fair value adjustment to the hedge object liability
Derivative hedge instrument fair value variation	(16)	22
Interest Rate Contracts Future Portfolio Hedge Loan [Member]
IfrsStatementLineItems [Line Items]
Derivative object hedge	164,733	1,189,716
Fair value adjustment to the hedge object asset	698	(2,836)
Fair value adjustment to the hedge object liability
Derivative hedge instrument fair value variation	$ (601)	$ 2,062